Fair Value Option	12 Months Ended
Dec. 31, 2011
Fair Value Option [Abstract]
Fair Value, Option [Text Block]
Fair Value Option
Loans and Loan Commitments
The Corporation elected to account for certain consumer and commercial loans and loan commitments that exceeded the Corporation’s single name credit risk concentration guidelines under the fair value option. Lending commitments, both funded and unfunded, are actively managed and monitored and, as appropriate, credit risk for these lending relationships may be mitigated through the use of credit derivatives, with the Corporation’s public side credit view and market perspectives determining the size and timing of the hedging activity. These credit derivatives do not meet the requirements for designation as accounting hedges and therefore are carried at fair value with changes in fair value recorded in other income (loss). Electing the fair value option allows the Corporation to carry these loans and loan commitments at fair value, which is more consistent with management’s view of the underlying economics and the manner in which they are managed. In addition, election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the economic hedges at fair value. An immaterial portion of the changes in fair value for these loans was attributable to changes in borrower-specific credit risk.
Loans Held-for-Sale
The Corporation elected to account for residential mortgage LHFS, commercial mortgage LHFS and other LHFS under the fair value option with interest income on these LHFS recorded in other interest income. The changes in fair value are largely offset by hedging activities. An immaterial portion of the changes in fair value for these loans was attributable to changes in borrower-specific credit risk. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the economic hedges at fair value. The Corporation has not elected to account for other LHFS under the fair value option primarily because these loans are floating-rate loans that are not economically hedged using derivative instruments.
Loans Reported as Trading Account Assets
The Corporation elected to account for certain loans that are risk-managed on a fair value basis under the fair value option. An immaterial portion of the changes in fair value for these loans was attributable to changes in borrower-specific credit risk.
Other Assets
The Corporation elected to account for certain private equity investments that are not in an investment company under the fair value option as this measurement basis is consistent with applicable accounting guidance for similar investments that are in an investment company.
Securities Financing Agreements
The Corporation elected to account for certain securities financing agreements, including resale and repurchase agreements, under the fair value option based on the tenor of the agreements, which reflects the magnitude of the interest rate risk. The majority of securities financing agreements collateralized by U.S. government securities are not accounted for under the fair value option as these contracts are generally short-dated and therefore the interest rate risk is not significant.
Long-term Deposits
The Corporation elected to account for certain long-term fixed-rate and rate-linked deposits that are economically hedged with derivatives under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the economic hedges at fair value. The Corporation did not elect to carry other long-term deposits at fair value because they were not economically hedged using derivatives.
Other Short-term Borrowings
The Corporation elected to account for certain other short-term borrowings under the fair value option because this debt is risk-managed on a fair value basis.
Long-term Debt
The Corporation elected to account for certain long-term debt, primarily structured liabilities, under the fair value option. This long-term debt is risk-managed on a fair value basis. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for these financial instruments at historical cost and the economic hedges at fair value.
Asset-backed Secured Financings
The Corporation elected to account for certain asset-backed secured financings, which are classified in other short-term borrowings, under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the asset-backed secured financings at historical cost and the corresponding mortgage LHFS securing these financings at fair value.
The table below provides information about the fair value carrying amount and the contractual principal outstanding of assets and liabilities accounted for under the fair value option at December 31, 2011 and 2010.

Fair Value Option Elections

	December 31
	2011			2010
(Dollars in millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal
Loans reported as trading account assets	$1,151	$2,371	$(1,220)	$964	$1,917	$(953)
Consumer and commercial loans	8,804	10,823	(2,019)	3,269	3,638	(369)
Loans held-for-sale	7,630	9,673	(2,043)	25,942	28,370	(2,428)
Securities financing agreements	121,688	121,092	596	116,023	115,053	970
Other assets	251	n/a	n/a	310	n/a	n/a
Long-term deposits	3,297	3,035	262	2,732	2,692	40
Asset-backed secured financings	650	1,271	(621)	706	1,356	(650)
Unfunded loan commitments	1,249	n/a	n/a	866	n/a	n/a
Other short-term borrowings	5,908	5,909	(1)	6,472	6,472	—
Long-term debt (1)	46,239	55,854	(9,615)	50,984	54,656	(3,672)

(1)
The majority of the difference between the fair value carrying amount and contractual principal outstanding at December 31, 2011 relates to the impact of widening of the Corporation’s credit spreads, as well as the fair value of the embedded derivative, where applicable.

n/a = not applicable

The following tables provide information about where changes in the fair value of assets and liabilities accounted for under the fair value option are included in the Consolidated Statement of Income for 2011, 2010 and 2009.

Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option

	2011
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss)	Other Income (Loss) (1)	Total
Loans reported as trading account assets	$73	$—	$—	$73
Consumer and commercial loans	15	—	(275)	(260)
Loans held-for-sale	(20)	4,137	148	4,265
Securities financing agreements	—	—	127	127
Other assets	—	—	196	196
Long-term deposits	—	—	(77)	(77)
Asset-backed secured financings	—	(30)	—	(30)
Unfunded loan commitments	—	—	(429)	(429)
Other short-term borrowings	261	—	—	261
Long-term debt (2)	2,149	—	3,320	5,469
Total	$2,478	$4,107	$3,010	$9,595

	2010
Loans reported as trading account assets	$157	$—	$—	$157
Commercial loans	2	—	82	84
Loans held-for-sale	—	9,091	493	9,584
Securities financing agreements	—	—	52	52
Other assets	—	—	107	107
Long-term deposits	—	—	(48)	(48)
Asset-backed secured financings	—	(95)	—	(95)
Unfunded loan commitments	—	—	23	23
Other short-term borrowings	(192)	—	—	(192)
Long-term debt (2)	(621)	—	18	(603)
Total	$(654)	$8,996	$727	$9,069

	2009
Loans reported as trading account assets	$259	$—	$—	$259
Commercial loans	25	—	521	546
Loans held-for-sale	(211)	8,251	588	8,628
Securities financing agreements	—	—	(292)	(292)
Other assets	379	—	(177)	202
Long-term deposits	—	—	35	35
Asset-backed secured financings	—	(11)	—	(11)
Unfunded loan commitments	—	—	1,365	1,365
Other short-term borrowings	(236)	—	—	(236)
Long-term debt (2)	(3,938)	—	(4,900)	(8,838)
Total	$(3,722)	$8,240	$(2,860)	$1,658

(1)	Other assets includes $177 million of equity investment loss for 2009.

(2)	Balances in other income (loss) for long-term debt relate to changes in fair value that were attributable to changes in the Corporation’s credit spreads.